Income Taxes - Unrecognized tax benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at October 1	$ 0	$ 0
Reductions due to lapse of statute of limitations	0	0
Unrecognized tax benefits at September 30	$ 0	$ 0